Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 2,695		$ 2,951
Accounts receivable, net of allowance for doubtful accounts of $155 and $206, respectively	3,875		3,339
Inventories, net (See Note 1)	9,597		10,843
Income taxes refundable	173		38
Deferred income taxes	652		386
Prepaid expenses and other current assets	558		559
Total current assets	17,550		18,116
Property, plant and equipment, net	9,177		10,417
Goodwill	8,160	[1]	55,329	[2]
Other intangible assets, net	20,190		22,007
Due from related party	3,972		3,721
Restricted cash	0		600
Debt issuance costs, net of current portion	28		154
Total assets	59,077		110,344
Current liabilities:
Current portion of notes payable	9,734		1,592
Accounts payable	2,934		1,948
Accrued expenses	2,583		2,179
Note payable to related party	0		250
Current portion of capital lease obligation	14		43
Derivatives liability	169		0
Total current liabilities	15,434		6,012
Notes payable, net of current portion	8,394		18,975
Note payable due to related parties	2,100		0
Line of credit due to related party	0		755
Deferred income taxes	3,862		7,145
Contingent consideration	0		3,699
Derivatives liability	0		273
Asset retirement obligation	184		175
Capital lease obligation, net of current portion	22		30
Contingent legal obligation	3,806		3,627
Total liabilities	33,802		40,691
Commitments and contingencies (Note 20)
Stockholders' equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized, no shares issued or outstanding	0		0
Common stock, $0.001 par value; 50,000,000 shares authorized; 20,738,260 and 18,311,228 issued and outstanding, respectively	21		18
Additional paid-in capital	105,990		100,334
Accumulated deficit (See Note 1)	(80,221)		(30,003)
Accumulated other comprehensive loss	(515)		(696)
Total stockholders' equity	25,275		69,653
Total liabilities and stockholders' equity	$ 59,077		$ 110,344

[1]	Gross amount of goodwill was $67,704,000 as of December 31, 2012. Accumulated impairment losses were $59,544,000 as of December 31, 2012.
[2]	Gross amount of goodwill was $67,785,000 as of December 31, 2011. Accumulated impairment losses were $12,456,000 as of December 31, 2011.